Exhibit 99.1

World Omni Select Auto Trust 2024-A

Monthly Servicer Certificate

July 31, 2026

Dates Covered
Collections Period	07/01/26 - 07/31/26
Interest Accrual Period	07/15/26 - 08/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/26	285,170,096.90	11,401
Principal Payments	11,938,030.74	267
Defaulted Receivables	1,922,778.83	70
Repurchased Accounts	0.00	0
Pool Balance at 07/31/26	271,309,287.33	11,064

Pool Statistics	$ Amount	# of Accounts
Pool Factor	34.00%
Prepayment ABS Speed	1.57%
Aggregate Starting Principal Balance	797,946,062.88	26,473

Delinquent Receivables:
Past Due 31-60 days	21,490,618.00	849
Past Due 61-90 days	6,452,319.91	240
Past Due 91-120 days	1,611,941.56	69
Past Due 121+ days	0.00	0
Total	29,554,879.47	1,158

Total 31+ Delinquent as % Ending Pool Balance	10.89%
Total 61+ Delinquent as % Ending Pool Balance	2.97%
Delinquency Trigger Occurred	NO

Recoveries	1,268,399.21
Aggregate Net Losses/(Gains) - July 2026	654,379.62
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	2.75%
Prior Net Losses/(Gains) Ratio	2.50%
Second Prior Net Losses/(Gains) Ratio	1.24%
Third Prior Net Losses/(Gains) Ratio	1.63%
Four Month Average	2.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.95%

Overcollateralization Target Amount	14,922,010.80
Actual Overcollateralization	14,922,010.80
Weighted Average Contract Rate	10.49%
Weighted Average Remaining Term	45.03

Flow of Funds	$ Amount
Collections	15,676,862.09
Investment Earnings on Cash Accounts	13,503.44
Servicing Fee	(297,052.18)
Transfer to Collection Account	-
Available Funds	15,393,313.35

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	439,508.83
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	158,464.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	254,347.92
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	13,098,465.04
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	1,442,526.73

Total Distributions of Available Funds	15,393,313.35

Servicing Fee	297,052.18
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	610,430,000.00
Original Class B	36,710,000.00
Original Class C	57,050,000.00
Original Class D	39,900,000.00
Original Class E	29,920,000.00

Total Class A, B, C, D, & E
Note Balance @ 07/15/26	269,485,741.57
Principal Paid	13,098,465.04
Note Balance @ 08/17/26	256,387,276.53

Class A-1
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2a
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2b
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-3
Note Balance @ 07/15/26	105,905,741.57
Principal Paid	13,098,465.04
Note Balance @ 08/17/26	92,807,276.53
Note Factor @ 08/17/26	48.7997037%

Class B
Note Balance @ 07/15/26	36,710,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	36,710,000.00
Note Factor @ 08/17/26	100.0000000%

Class C
Note Balance @ 07/15/26	57,050,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	57,050,000.00
Note Factor @ 08/17/26	100.0000000%

Class D
Note Balance @ 07/15/26	39,900,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	39,900,000.00
Note Factor @ 08/17/26	100.0000000%

Class E
Note Balance @ 07/15/26	29,920,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	29,920,000.00
Note Factor @ 08/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	852,321.58
Total Principal Paid	13,098,465.04
Total Paid	13,950,786.62

Class A-1
Coupon	5.54500%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.37000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.62539%
Coupon	4.24539%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.98000%
Interest Paid	439,508.83
Principal Paid	13,098,465.04
Total Paid to A-3 Holders	13,537,973.87

Class B
Coupon	5.18000%
Interest Paid	158,464.83
Principal Paid	0.00
Total Paid to B Holders	158,464.83

Class C
Coupon	5.35000%
Interest Paid	254,347.92
Principal Paid	0.00
Total Paid to C Holders	254,347.92

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1011764
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.9228628
Total Distribution Amount	18.0240392

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.3110150
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	68.8740406
Total A-3 Distribution Amount	71.1850556

B Interest Distribution Amount	4.3166666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.3166666

C Interest Distribution Amount	4.4583334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4583334

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/26	3,989,730.31
Investment Earnings	11,860.62
Investment Earnings Paid	(11,860.62)
Deposit/(Withdrawal)	-
Balance as of 08/17/26	3,989,730.31
Change	-

Required Reserve Amount	3,989,730.31

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2024-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.